Long-term debt and long-term debt due to related parties - Summary of Long-Term Debt and Long-Term Debt Due to Related Parties (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Debt Instrument [Line Items]
Obligations under finance leases	$ 1,989
Long-term debt and Capital lease obligations	38,489	$ 26,234
Long-term debt:
Less current portion of long-term debt	(2,697)	(4,860)
Long-term debt	$ 35,792	21,374
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 833	2,833
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Long-term debt	89	160
Investissement Qubec One [Member]
Debt Instrument [Line Items]
Long-term debt	4,235	4,225
Term Loan Mangrove Bearing Interest [Member]
Debt Instrument [Line Items]
Long-term debt	3,725	0
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	$ 1,984	$ 4,510
Long-term debt:
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Noncurrent
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,081	$ 2,146
Term Loan Facility Repayable At December Two Thousand Twenty Six [Member] | Term Loan From SLR Credit Solutions CORRA Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 25,542	$ 12,360